April 30, 2025

2025 Quarterly Report (Unaudited)

BlackRock ETF Trust
• iShares Large Cap Core Active ETF | BLCR | NASDAQ

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
April 30, 2025
iShares Large Cap Core Active ETF
(Formerly BlackRock Large Cap Core ETF)
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 3.5%
Howmet Aerospace Inc.	1,937	$268,429
Banks — 3.3%
Wells Fargo & Co.	3,550	252,085
Broadline Retail — 7.4%
Amazon.com Inc.(a)	3,061	564,510
Building Products — 3.2%
Johnson Controls International PLC	2,932	245,995
Capital Markets — 7.8%
Intercontinental Exchange Inc.	1,804	303,018
S&P Global Inc.	577	288,529
		591,547
Chemicals — 3.5%
Air Products and Chemicals Inc.	984	266,753
Communications Equipment — 3.6%
Ciena Corp.(a)(b)	4,098	275,222
Entertainment — 5.1%
Spotify Technology SA(a)	437	268,309
TKO Group Holdings Inc., Class A	729	118,762
		387,071
Financial Services — 8.3%
Mr. Cooper Group, Inc.(a)	1,930	229,689
Visa Inc., Class A	1,175	405,963
		635,652
Health Care Equipment & Supplies — 3.5%
Boston Scientific Corp.(a)	2,617	269,211
Health Care Providers & Services — 8.2%
Cardinal Health Inc.	2,197	310,414
Cencora Inc.	123	35,999
Elevance Health Inc.	411	172,858
Humana Inc.	392	102,798
		622,069
Interactive Media & Services — 8.5%
Alphabet Inc., Class A	1,013	160,864
Meta Platforms Inc., Class A	893	490,257
		651,121
Oil, Gas & Consumable Fuels — 3.1%
Hess Corp.	1,504	194,091
Suncor Energy Inc.	1,148	40,513
		234,604
Security	Shares	Value
Pharmaceuticals — 1.3%
Eli Lilly & Co.	112	$100,682
Professional Services — 3.0%
SS&C Technologies Holdings Inc.	2,974	224,834
Semiconductors & Semiconductor Equipment — 12.3%
Advanced Micro Devices Inc.(a)	1,122	109,227
Broadcom Inc.	1,520	292,554
Marvell Technology Inc.	884	51,599
Micron Technology Inc.	1,517	116,733
Nvidia Corp.	3,354	365,318
		935,431
Software — 10.7%
AppLovin Corp., Class A(a)	722	194,442
Microsoft Corp.	1,565	618,582
		813,024
Technology Hardware, Storage & Peripherals — 1.2%
Western Digital Corp.(a)	2,032	89,123
Textiles, Apparel & Luxury Goods — 1.6%
LVMH Moet Hennessy Louis Vuitton SE, SP ADR	1,120	123,614
Total Long-Term Investments — 99.1% (Cost: $7,049,318)		7,550,977
Short-Term Securities
Money Market Funds — 2.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(c)(d)(e)	82,475	82,508
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)(d)	80,000	80,000
Total Short-Term Securities — 2.1% (Cost: $162,500)		162,508
Total Investments — 101.2% (Cost: $7,211,818)		7,713,485
Liabilities in Excess of Other Assets — (1.2)%		(92,765)
Net Assets — 100.0%		$7,620,720

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Large Cap Core Active ETF
(Formerly BlackRock Large Cap Core ETF)

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$33,750	$48,829 (a)	$—	$(79)	$8	$82,508	82,475	$162 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	70,000	10,000 (a)	—	—	—	80,000	80,000	3,054	—
				$(79)	$8	$162,508		$3,216	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$7,550,977	$—	$—	$7,550,977
Short-Term Securities
Money Market Funds	162,508	—	—	162,508
	$7,713,485	$—	$—	$7,713,485

Portfolio Abbreviation
ADR	American Depositary Receipt